Employee Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefit Liabilities [Abstract]
Schedule of Defined Benefit Plans	Composition of defined benefit plans is as follows:
	December 31,
	2024	2023
Defined benefit obligation	$81,216	$85,743
Fair value of plan assets	(70,978)	(75,316)
Net defined benefit liability	$10,238	$10,427